UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NorthRoad Capital Management LLC
Address: 295 Madison Avenue, 27th Floor, New York, NY 10017
Form 13F File Number: 028-10409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Chief Compliance Officer and Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
October 25, 2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $244,497 (thousands)

                                                      FORM 13F INFORMATION TABLE

                                                VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE      SHARED NONE
------------------------------ ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
3M Company                     COM   88579Y101     1024    11085 SH       SOLE            10430               655
ABB Ltd - Spon ADR             ADR   000375204     5452   291569 SH       SOLE           288714              2855
AXA Sponsored ADR              ADR   054536107     3837   257502 SH       SOLE           253882              3620
Accenture PLC                  COM   G1151C101     1100    15711 SH       SOLE            14782               929
Akzo                           ADR   010199305     5901   313556 SH       SOLE           310646              2910
Allianz SE ADR                 ADR   018805101     4605   387968 SH       SOLE           384268              3700
BHP Billition LTD - Spon ADR   ADR   088606108     5440    79296 SH       SOLE            78043              1253
Becton, Dickinson              COM   075887109      806    10261 SH       SOLE             9657               604
CRH PLC                        COM   12626K203     5688   296275 SH       SOLE           291495              4780
Canon Inc. ADR                 ADR   138006309     5411   169026 SH       SOLE           166393              2633
Carrefour SA - Sponsored ADR   ADR   144430204     2382   579682 SH       SOLE           574902              4780
Cisco Systems, Inc.            COM   17275R102      819    42907 SH       SOLE            40417              2490
Compass Group PLC - ADR        ADR   20449X203     4441   401943 SH       SOLE           398013              3930
Diageo ADR                     ADR   25243Q205     7180    63695 SH       SOLE            62585              1110
Eni S.p.A. - Sponsored ADR     ADR   26874R108     7016   160027 SH       SOLE           157821              2206
Ericsson (LM) Tel-SP ADR       ADR   294821608     4875   534502 SH       SOLE           525869              8633
France Telecom SA              ADR   35177Q105     3830   313402 SH       SOLE           311227              2175
Givaudan SA - Unsponsored ADR  ADR   37636P108     5828   305447 SH       SOLE           300837              4610
GlaxoSmithkline ADR            ADR   37733W105     8203   177406 SH       SOLE           174610              2796
HSBC Holdings                  COM   404280406     6855   147552 SH       SOLE           145316              2236
Imperial Tobacco Group PLC     ADR   453142101     5069    68460 SH       SOLE            67249              1211
Infosys Technologies           COM   456788108     4273    88037 SH       SOLE            87097               940
International Business Machine COM   459200101     1046     5040 SH       SOLE             4734               306
JP Morgan Chase & Co.          COM   46625H100      733    18101 SH       SOLE            17026              1075
Jacobs Engineering Group, Inc. COM   469814107      669    16557 SH       SOLE            15592               965
Johnson & Johnson              COM   478160104      914    13262 SH       SOLE            12416               846
KAO Corp                       ADR   485537302     7414   251737 SH       SOLE           247887              3850
Lowe's Companies               COM   548661107      656    21687 SH       SOLE            20407              1280
Markel Corp.                   COM   570535104      663     1446 SH       SOLE             1360                86
Microsoft Corp                 COM   594918104      829    27859 SH       SOLE            26156              1703
Mitsubishi UFJ Financial Group COM   606822104     5812  1249918 SH       SOLE          1229638             20280
NTT Docomo Inc                 COM   62942M201     4566   282556 SH       SOLE           279906              2650
Nestle SA Spons ADR            ADR   641069406     8931   141295 SH       SOLE           139028              2267
Northern Tr Corp               COM   665859104      671    14446 SH       SOLE            13591               855
Novartis Ag                    ADR   66987V109    10960   178903 SH       SOLE           176381              2522
Pepsico                        COM   713448108      998    14109 SH       SOLE            13276               833
Petroleo Brasileiro SA Petrobr ADR   71654V408     6136   267536 SH       SOLE           263211              4325
Pfizer, Inc.                   COM   717081103     1087    43728 SH       SOLE            40953              2775
Proctor & Gamble               COM   742718109     1030    14854 SH       SOLE            13966               888
Reed Elsevier PLc              ADR   758205207     5292   138496 SH       SOLE           137106              1390
Roche Holdings Ltd             ADR   771195104     8608   183197 SH       SOLE           180207              2990
Royal Dutch Shell PLC-ADR      ADR   780259206     8339   120134 SH       SOLE           118201              1933
SAP AG - SPONS ADR             ADR   803054204     7078    99222 SH       SOLE            98242               980
SECOM CO. LTD - Unsponsored    ADR   813113206     5564   428990 SH       SOLE           425065              3925
Sanofi-ADR                     ADR   80105N105     9425   218872 SH       SOLE           215578              3294
Schlumberger Ltd               COM   806857108     1112    15370 SH       SOLE            14723               647
Schneider Electric SA - ADR    ADR   80687P106     5405   456904 SH       SOLE           452619              4285
Syngenta ADR                   ADR   87160A100     7101    94865 SH       SOLE            93915               950
Target Corporation             COM   87612E106      980    15446 SH       SOLE            14541               905
Tesco PLC Sponsored ADR        ADR   881575302     6768   418290 SH       SOLE           414150              4140
Teva Pharmaceutical ADR        ADR   881624209     4184   101039 SH       SOLE           100084               955
Total SA - Sponsored ADR       ADR   89151E109     6947   138656 SH       SOLE           136515              2141
Unilever Plc-Sponsored ADR     ADR   904767704     9007   246628 SH       SOLE           242539              4089
WPP plc - Sponsored ADR        ADR   92933H101     5536    81263 SH       SOLE            80468               795